Schedule of investments
Optimum Small-Mid Cap Growth Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.79%
Communication Services — 1.59%
Lions Gate Entertainment Class B †	179,008	$ 1,351,511
Roku †	79,886	5,938,725
TKO Group Holdings †	32,248	4,582,763
		11,872,999
Consumer Discretionary — 13.53%
Academy Sports & Outdoors	40,920	2,354,128
Birkenstock Holding †	101,296	5,739,431
Boot Barn Holdings †	55,097	8,364,827
Burlington Stores †	32,009	9,124,486
Champion Homes †	40,005	3,524,441
Chewy Class A †	185,040	6,196,990
Churchill Downs	66,025	8,816,978
Dutch Bros Class A †	80,790	4,231,780
Global-e Online †	84,193	4,591,044
International Game Technology	200,125	3,534,207
KinderCare Learning †	84,401	1,502,338
Krispy Kreme	181,583	1,803,119
Mobileye Global Class A †	227,989	4,541,541
Modine Manufacturing †	28,158	3,264,357
Norwegian Cruise Line Holdings †	184,509	4,747,417
Ollie's Bargain Outlet Holdings †	32,422	3,557,666
On Holding Class A †	165,385	9,058,136
Patrick Industries	43,650	3,626,442
Revolve Group †	61,093	2,046,005
Sweetgreen Class A †	61,008	1,955,916
Tapestry	34,549	2,257,086
Valvoline †	62,445	2,259,260
VF	177,718	3,813,828
		100,911,423
Consumer Staples — 4.28%
BJ's Wholesale Club Holdings †	104,601	9,346,099
Celsius Holdings †	74,311	1,957,352
elf Beauty †	18,218	2,287,270
Freshpet †	68,100	10,086,291
Oddity Tech Class A †	47,309	1,987,924
Performance Food Group †	50,825	4,297,254
SunOpta †	256,897	1,978,107
		31,940,297
Energy — 3.00%
Civitas Resources	48,680	2,232,952
Gulfport Energy †	57,812	10,648,971
Matador Resources	111,959	6,298,813
TechnipFMC	109,231	3,161,145
		22,341,881
Financials — 12.65%
Baldwin Insurance Group †	115,029	4,458,524
BGC Group Class A	578,117	5,237,740
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Bowhead Specialty Holdings †	90,408	$ 3,211,292
Essent Group	67,756	3,688,636
Evercore Class A	32,003	8,870,911
Flywire †	150,900	3,111,558
Jack Henry & Associates	29,150	5,109,995
Lazard	161,296	8,303,518
Palomar Holdings †	27,830	2,938,570
PennyMac Financial Services	70,219	7,172,169
Robinhood Markets Class A †	68,550	2,554,173
Ryan Specialty Holdings	65,692	4,214,799
Shift4 Payments Class A †	27,755	2,880,414
Skyward Specialty Insurance Group †	82,242	4,156,511
StepStone Group Class A	70,066	4,055,420
Stifel Financial	44,590	4,730,107
Triumph Financial †	44,285	4,024,621
Virtu Financial Class A	75,453	2,692,163
Western Alliance Bancorp	123,105	10,284,192
WEX †	14,970	2,624,540
		94,319,853
Healthcare — 19.58%
ADMA Biologics †	132,887	2,279,012
Amicus Therapeutics †	270,183	2,545,124
ARS Pharmaceuticals †	129,334	1,364,474
Avantor †	508,471	10,713,484
Axsome Therapeutics †	27,037	2,287,601
Azenta †	45,658	2,282,900
Biohaven †	88,367	3,300,507
BioLife Solutions †	107,365	2,787,195
Blueprint Medicines †	30,202	2,634,218
CONMED	32,755	2,241,752
Crinetics Pharmaceuticals †	45,211	2,311,638
Cytokinetics †	45,433	2,137,168
Dynavax Technologies †	202,008	2,579,642
Encompass Health	40,287	3,720,504
Evolent Health Class A †	151,607	1,705,579
Fortrea Holdings †	92,124	1,718,113
Haemonetics †	45,335	3,539,757
HealthEquity †	29,084	2,790,610
Hims & Hers Health †	79,433	1,920,690
ICON †	18,363	3,850,905
Illumina †	36,774	4,914,110
Inari Medical †	55,990	2,858,290
Insmed †	115,393	7,966,733
iRhythm Technologies †	30,397	2,740,898
Kiniksa Pharmaceuticals International †	75,092	1,485,320
Myriad Genetics †	105,947	1,452,533
Natera †	34,709	5,494,435
NQ- OPTSG [1224] 0225 (4220784)    1

Schedule of investments
Optimum Small-Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Neogen †	176,015	$ 2,136,822
Neurocrine Biosciences †	20,004	2,730,546
Paragon 28 †	150,962	1,559,437
Phreesia †	94,339	2,373,569
Privia Health Group †	97,997	1,915,841
PROCEPT BioRobotics †	84,789	6,827,210
RadNet †	35,983	2,513,053
Sarepta Therapeutics †	44,533	5,414,767
Semler Scientific †	60,678	3,276,612
SpringWorks Therapeutics †	50,400	1,820,952
Stevanato Group	117,381	2,557,732
Summit Therapeutics †	85,753	1,530,262
TransMedics Group †	19,072	1,189,139
Twist Bioscience †	202,500	9,410,175
Ultragenyx Pharmaceutical †	102,187	4,299,007
Vaxcyte †	39,747	3,253,689
Viridian Therapeutics †	113,023	2,166,651
WaVe Life Sciences †	151,726	1,876,851
Waystar Holding †	94,645	3,473,472
		145,948,979
Industrials — 21.82%
AAON	20,297	2,388,551
AAR †	43,407	2,659,981
Advanced Drainage Systems	26,380	3,049,528
American Airlines Group †	374,406	6,525,897
Applied Industrial Technologies	21,046	5,039,886
AZEK †	136,371	6,473,531
Boise Cascade	20,936	2,488,453
CECO Environmental †	63,488	1,919,242
Chart Industries †	18,892	3,605,349
Construction Partners Class A †	28,082	2,484,134
Core & Main Class A †	61,499	3,130,914
Crane	27,811	4,220,319
Curtiss-Wright	6,000	2,129,220
Dycom Industries †	16,918	2,944,747
Embraer ADR †	104,800	3,844,064
EMCOR Group	4,505	2,044,820
Flowserve	47,693	2,743,301
Fluor †	76,320	3,764,102
FTAI Aviation	18,647	2,685,914
FTI Consulting †	22,624	4,324,125
Generac Holdings †	15,963	2,475,063
GXO Logistics †	40,492	1,761,402
Herc Holdings	18,285	3,461,899
ICF International	24,565	2,928,394
John Bean Technologies	21,089	2,680,412
KBR	70,367	4,076,360
Kirby †	25,093	2,654,839
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Knight-Swift Transportation Holdings	229,767	$ 12,186,842
Kratos Defense & Security Solutions †	86,953	2,293,820
MasTec †	44,425	6,048,020
Montrose Environmental Group †	71,687	1,329,794
MYR Group †	20,516	3,052,165
Paylocity Holding †	33,714	6,724,932
RB Global	20,805	1,876,819
RBC Bearings †	13,907	4,160,140
Regal Rexnord	31,545	4,893,576
SPX Technologies †	28,030	4,078,926
SS&C Technologies Holdings	73,318	5,556,038
TransUnion	31,323	2,903,955
Verra Mobility †	167,735	4,055,832
Wabash National	105,046	1,799,438
XPO †	74,703	9,797,298
Zurn Elkay Water Solutions	91,322	3,406,311
		162,668,353
Information Technology — 19.77%
Advanced Energy Industries	26,933	3,114,263
ASGN †	49,188	4,099,328
BILL Holdings †	140,981	11,942,500
Blend Labs Class A †	825,377	3,474,837
Box Class A †	157,562	4,978,959
Braze Class A †	69,923	2,928,375
Ciena †	57,945	4,914,315
Confluent Class A †	319,603	8,936,100
CyberArk Software †	14,373	4,788,365
DocuSign †	43,919	3,950,075
DoubleVerify Holdings †	106,050	2,037,220
FormFactor †	61,951	2,725,844
Impinj †	13,263	1,926,583
Itron †	25,584	2,777,911
Jamf Holding †	161,319	2,266,532
JFrog †	105,352	3,098,402
LiveRamp Holdings †	78,959	2,397,985
Lumentum Holdings †	34,766	2,918,606
MARA Holdings †	225,084	3,774,659
nCino †	85,215	2,861,520
Nutanix Class A †	41,178	2,519,270
Onto Innovation †	12,861	2,143,543
PAR Technology †	55,695	4,047,356
Procore Technologies †	33,326	2,497,117
PTC †	32,887	6,046,933
Pure Storage Class A †	48,795	2,997,477
Q2 Holdings †	58,220	5,859,843
Rogers †	18,610	1,890,962
SentinelOne Class A †	120,655	2,678,541

2    NQ- OPTSG [1224] 0225 (4220784)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
SiTime †	29,177	$ 6,259,342
Sprout Social Class A †	51,856	1,592,498
Synaptics †	41,682	3,181,170
Teradyne	23,919	3,011,880
Trimble †	144,058	10,179,138
Twilio Class A †	45,908	4,961,737
Varonis Systems †	82,337	3,658,233
Zebra Technologies Class A †	10,300	3,978,066
		147,415,485
Materials — 1.38%
Element Solutions	198,488	5,047,550
MP Materials †	178,723	2,788,079
Steel Dynamics	21,406	2,441,782
		10,277,411
Real Estate — 1.19%
DigitalBridge Group	154,863	1,746,855
Jones Lang LaSalle †	28,178	7,132,979
		8,879,834
Total Common Stocks (cost $663,634,779)		736,576,515

Warrant — 0.00%
DraftKings strike price $11.50, expiration date 4/23/25 =, †	399	0
Total Warrant (cost $0)		0

Short-Term Investments — 1.26%
Money Market Mutual Funds — 1.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	2,347,555	2,347,555
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	2,347,556	$ 2,347,556
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	2,347,556	2,347,556
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	2,347,555	2,347,555
Total Short-Term Investments (cost $9,390,222)		9,390,222

Total Value of Securities—100.05% (cost $673,025,001)		745,966,737
Liabilities Net of Receivables and Other Assets—(0.05%)		(408,454)
Net Assets Applicable to 52,594,249 Shares Outstanding—100.00%		$745,558,283
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt

NQ- OPTSG [1224] 0225 (4220784)    3